RECEIVABLES FROM CUSTOMERS, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
RECEIVABLES FROM CUSTOMERS, NET

4. RECEIVABLES FROM CUSTOMERS, NET

Receivables from customers, net comprised the following:

	As of December 31,
	2023	2024
	HK$	HK$

Receivables from customers arising from the business of:
Dealing in securities for cash clients	55,584	64,272
Generating retrocession fee income	-	211,745
	55,584	276,017
Less: allowance for credit losses	-	(62,263)
	55,584	213,754

The movement of the allowance for credit losses for receivables from customers was as follows:

	As of December 31,
	2023	2024
	HK$	HK$

Beginning balance	-	-
Allowance for credit losses recognized	-	62,263
Ending balance	-	62,263

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
RECEIVABLES FROM CUSTOMERS, NET
4.	RECEIVABLES FROM CUSTOMERS, NET

Receivables from customers, net comprised the following:

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Receivables from customers arising from the business of:
Dealing in securities for cash clients	64,272	1,365,628
Generating retrocession fee income	211,745	-
	276,017	1,365,628
Less: allowance for credit losses	(62,263)	(62,263)
	213,754	1,303,365

The movement of the allowance for credit losses for receivables from customers was as follows:

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Beginning balance	-	62,263
Allowance for credit losses recognized	62,263	-
Ending balance	62,263	62,263

For the six months ended June 30, 2024 and 2025, no allowance for credit losses was recognized.